Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Revenues, net	$ 12,124	$ 13,180
Expenses:
Voyage related costs and commissions	(2,629)	(2,926)
Vessel operating expenses	(5,228)	(6,402)
General and administrative expenses	(1,113)	(1,187)
Management fees, related parties	(332)	(359)
Management fees, other	(432)	(465)
Amortization of special survey costs	(97)	(117)
Depreciation	(2,189)	(2,705)
Gain from the sale of vessel, net	7
Bad debt provisions		(26)
Operating (loss) / income	111	(1,007)
Other income / (expenses):
(Loss) / Gain from financial derivative instrument	2	(25)
Interest and finance costs, net	(2,516)	(2,905)
Total other expenses, net	(2,514)	(2,930)
Net loss	$ (2,403)	$ (3,937)
Loss per common share, basic and diluted	$ (0.11)	$ (0.19)
Weighted average number of common shares, basic and diluted	21,455,291	21,072,472